Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and, cash equivalents at end of year, excluding held for sale	$ 55,907	¥ 363,746	¥ 236,952	[1]
Restricted cash at end of year, excluding held for sale	11,571	75,287	31,996	[1]
Short term investments	384,048	2,498,730	2,797,842
Accounts receivable, net of allowance for doubtful accounts of RMB16,792 and RMB20,198 (US$3,104) as of December 31, 2016 and 2017, respectively (Note 2(e))	79,184	515,194	501,804
Insurance premium receivables	665	4,325	187
Other receivables, net (Note 4)	97,041	631,381	49,094
Amounts due from related parties (Note 15)			32,495
Other current assets	6,742	43,864	31,230
Current assets held for sale (Note 2(x) & Note 3)			12,964
Total current assets	635,158	4,132,527	3,694,564
Non-current assets:
Property, plant, and equipment, net (Note 5)	4,008	26,075	31,338
Goodwill, net (Note 6)	16,887	109,869	122,077
Intangible assets, net (Note 2(g))	2,645	17,210	59,472
Deferred tax assets (Note 11)	321	2,091	8,277
Investments in affiliates (Note 7)	62,214	404,783	294,576
Other non-current assets (Note 2(j))	6,945	45,187	28,188
Non-current assets held for sale (Note 2(x) & Note 3)			76
Total non-current assets	93,020	605,215	544,004
Total assets	728,178	4,737,742	4,238,568
Current liabilities:
Accounts payable	31,204	203,024	240,952
Insurance premium payables	1,468	9,553	3,750
Other payables and accrued expenses (Note 9)	37,178	241,894	273,458
Accrued payroll	11,900	77,424	58,758
Income taxes payable	19,975	129,965	90,118
Current liabilities held for sale (Note 2(x) & Note 3)			80,083
Total current liabilities	101,725	661,860	747,119
Non-current liabilities:
Other tax liabilities (Note 11)	10,813	70,350	72,778
Deferred tax liabilities (Note 11)	2,634	17,139	14,577
Total non-current liabilities	13,447	87,489	87,355
Total liabilities	115,172	749,349	834,474
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,165,072,926 and 1,300,191,084 as of December 31, 2016 and 2017, respectively) (Note 12)	1,471	9,571	8,658
Additional paid-in capital	373,416	2,429,559	2,301,655
Statutory reserves (Note 14)	47,806	311,038	311,590
Retained earnings	225,737	1,468,708	1,018,928
Accumulated other comprehensive loss	(14,310)	(93,108)	(65,844)
Subscription receivables (Note 2(m))	(38,227)	(248,717)	(288,135)
Total shareholders’ equity	595,893	3,877,051	3,286,852
Noncontrolling interests	17,113	111,342	117,242
Total equity	613,006	3,988,393	3,404,094
Total liabilities and shareholders' equity	$ 728,178	¥ 4,737,742	¥ 4,238,568

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.